UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05684

Alpine Equity Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  January 31, 2014

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments

January 31, 2014 (Unaudited)

	Security
Shares	Description	Value

Common Stocks-96.6%

Asia-38.3%

China-1.5%
400,000	China Overseas Land & Investment, Ltd.	$1,079,368
1,550,960	Franshion Properties China, Ltd.	497,423
3,527,587	Kaisa Group Holdings, Ltd. (a)	1,049,580
		2,626,371

Hong Kong-0.5%
24,802,031	CSI Properties, Ltd.	910,453

India-12.0%
2,290,373	Hirco PLC (a)(b)	359,947
2,000,000	South Asian Real Estate PLC (a)(b)(c)	11,967,582
7,240,153	Unitech Corporate Parks PLC (a)	4,820,342
1,097,824	Yatra Capital, Ltd. (a)(d)	4,316,050
		21,463,921

Indonesia-1.0%
246,285,560	PT Bakrieland Development TBK (a)	1,008,540
10,000,000	PT Ciputra Development TBK	700,246
		1,708,786

Japan-9.3%
10,000	Daito Trust Construction Co., Ltd.	953,313
375,691	Hulic Co., Ltd.	4,828,054
1,742,312	Kenedix, Inc. (a)	7,111,130
100,000	Mitsubishi Estate Co., Ltd.	2,490,947
7	Nippon Prologis REIT, Inc.	70,911
19,900	NTT Urban Development Corp.	197,500
20,000	Sumitomo Realty & Development Co., Ltd.	898,894
		16,550,749

Malaysia-0.9%
1,600,591	Aseana Properties, Ltd. (a)	704,260
1,035,715	SP Setia BHD	891,337
		1,595,597

Philippines-6.1%
2,847,077	Ayala Land, Inc.	1,645,927
45,000,000	Megaworld Corp.	3,544,792
16,633,070	SM Prime Holdings, Inc.	5,696,056
		10,886,775

Singapore-2.3%
4,014,000	Banyan Tree Holdings, Ltd.	1,902,072
1,001,420	Global Logistic Properties, Ltd.	2,204,026
		4,106,098

Thailand-4.2%
6,000,000	Ananda Development PCL (a)	294,456
4,999,600	Central Pattana PCL	5,679,643
2,500,357	Minor International PCL	1,575,505
		7,549,604

United Arab Emirates-0.5%
60,000	DAMAC Real Estate Development, Ltd.-GDR (a)	825,000
	Total Asia (Cost $99,664,487)	68,223,354

Europe-40.0%

France-3.1%
138,193	Nexity SA	5,524,328

Germany-5.3%
184,669	DIC Asset AG	1,661,997
100,000	GAGFAH SA (a)	1,437,714
7,642,900	Sirius Real Estate, Ltd. (a)	2,937,773
280,573	TAG Immobilien AG	3,400,002
		9,437,486

Ireland-0.3%
300,000	Hibernia REIT PLC (a)	457,209

Italy-0.2%
600,000	Beni Stabili SpA	445,071

Norway-0.5%
547,406	BWG Homes ASA (a)	924,341

Poland-0.4%
3,265,000	Nanette Real Estate Group NV (a)(b)	748,596

Russia-0.9%
415,867	Mirland Development Corp. PLC (a)	1,654,416

Sweden-2.3%
150,877	JM AB	4,039,415

Turkey-0.6%
1,166,667	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,109,588

United Kingdom-26.4%
82,758	Countrywide PLC	776,821
100,000	Foxtons Group PLC (a)	576,515
536,270	Great Portland Estates PLC	5,329,112
1,092,084	Londonmetric Property PLC	2,473,890
4,000,713	LXB Retail Properties PLC (a)	8,319,610
3,170,350	Quintain Estates & Development PLC (a)	5,185,675
4,498,407	Regus PLC	15,492,369
120,000	Savills PLC	1,232,924
1,600,130	Songbird Estates PLC (a)	4,866,335
401,030	Unite Group PLC	2,701,618
		46,954,869
	Total Europe (Cost $65,913,143)	71,295,319

North & South America-18.3%

Brazil-15.3%
140,051	Aliansce Shopping Centers SA	950,600
713,138	BHG SA-Brazil Hospitality Group (a)	3,738,194
220,535	Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,855,574
1,161,829	Direcional Engenharia SA	5,103,237
912,132	General Shopping Brasil SA (a)	2,679,795
565,826	Iguatemi Empresa de Shopping Centers SA	4,698,706
1,085,500	JHSF Participacoes SA	1,808,230
194,959	Multiplan Empreendimentos Imobiliarios SA	3,523,117

155,394	Sao Carlos Empreendimentos e Participacoes SA	2,253,720
83,267	Sonae Sierra Brasil SA	538,264
		27,149,437

Mexico-3.0%
500,000	Concentradora Fibra Hotelera Mexicana SA de CV	810,902
671,429	Corp. Inmobiliaria Vesta SAB de CV	1,229,999
1,257,643	Hoteles City Express SAB de CV (a)	2,059,397
700,000	TF Administradora Industrial S de RL de CV	1,294,901
		5,395,199
	Total North & South America (Cost $39,413,437)	32,544,636
	Total Common Stocks (Cost $204,991,067)	172,063,309

Equity-Linked Structured Notes-1.5%

Asia-1.5%

India-1.5%
590,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc.	1,911,579
724,560	Puravankara Projects, Ltd.-Macquarie Bank, Ltd.	782,902
	Total Asia (Cost $3,454,397)	2,694,481
	Total Equity-Linked Structured Notes (Cost $3,454,397)	2,694,481

Investment Companies-0.5%

Asia-0.5%

India-0.5%
7,326,577	Trinity Capital PLC (a)	888,256
	Total Asia (Cost $10,883,610)	888,256
	Total Investment Companies (Cost $10,883,610)	888,256

Short-Term Investments-1.6%
$2,813,000	State Street Eurodollar Time Deposit, 0.01%	2,813,000
	Total Short-Term Investments (Cost $2,813,000)	2,813,000
Total Investments (Cost $222,142,074)-100.2%		178,459,046
Liabilities in Excess of Other Assets-(0.2)%		(370,000)
TOTAL NET ASSETS 100.0%		$178,089,046

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Illiquid security.

(c) Private placement.

(d) Affiliated issuer.

Less than 0.05% of Net Assets.

AB-Aktiebolag is the Swedish equivalent of a corporation.

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS-Anonim Sirketi is the Turkish term for joint stock company.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

BHD-Malaysian equivalent to incorporated.

GDR-Global Depositary Receipt

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL-Public Company Limited

PLC-Public Limited Company

REIT-Real Estate Investment Trust

S de RL de CV-Socieded de Responsabilidad Limitada de Capital Variable is the Spanish equivalent to Limited Liability Company.

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments
January 31, 2014 (Unaudited)

	Security
Shares	Description	Value

Real Estate Investment Trusts-102.9%

Apartments-15.3%
15,000	American Campus Communities, Inc.	$521,400
25,625	AvalonBay Communities, Inc. (a)	3,164,687
18,000	Camden Property Trust	1,112,760
68,360	Equity Residential (a)	3,785,777
23,665	Essex Property Trust, Inc. (a)	3,747,826
35,200	Home Properties, Inc. (a)	1,962,400
31,400	UDR, Inc.	764,276
		15,059,126

Diversified-5.7%
26,114	American Assets Trust, Inc. (a)	874,036
37,087	Cousins Properties, Inc.	398,685
47,117	Vornado Realty Trust (a)	4,326,754
		5,599,475

Health Care-11.7%
75,772	HCP, Inc.	2,966,474
25,403	Health Care REIT, Inc.	1,471,342
55,047	Omega Healthcare Investors, Inc.	1,758,201
51,340	Sabra Health Care REIT, Inc.	1,485,266
60,212	Ventas, Inc. (a)	3,756,627
		11,437,910

Infrastructure-2.6%
18,500	American Tower Corp.	1,496,280
88,700	Crombie Real Estate Investment Trst	1,060,816
		2,557,096

Lodging-5.0%
37,842	Chatham Lodging Trust	791,276
39,658	Chesapeake Lodging Trust	965,673
70,000	DiamondRock Hospitality Co.	810,600
85,000	Host Hotels & Resorts, Inc.	1,563,150
12,000	LaSalle Hotel Properties (a)	369,120
15,000	Pebblebrook Hotel Trust	451,950
		4,951,769

Manufactured Homes-1.2%
28,900	Equity Lifestyle Properties, Inc.	1,136,059

Mortgage & Finance-2.6%
63,032	Apollo Commercial Real Estate Finance, Inc.	1,060,198
50,000	Starwood Property Trust, Inc.	1,510,000
		2,570,198

Net Lease-0.9%
17,012	EPR Properties	868,973

Office-Industrial Buildings-31.8%
51,528	Alexandria Real Estate Equities, Inc. (a)	3,613,659
49,611	Boston Properties, Inc.	5,362,453
37,671	CoreSite Realty Corp.	1,155,746
18,153	Corporate Office Properties Trust (a)	451,102
55,100	Digital Realty Trust, Inc.	2,809,549

64,509	Douglas Emmett, Inc.	1,640,464
40,352	DuPont Fabros Technology, Inc.	1,048,749
45,455	Empire State Realty Trust, Inc.- Class A	666,370
10,714	Hudson Pacific Properties, Inc.	232,815
54,473	Kilroy Realty Corp. (a)	2,876,174
23,708	Liberty Property Trust	862,971
8,278	Mack-Cali Realty Corp.	167,464
104,700	Prologis, Inc.	4,058,172
49,351	SL Green Realty Corp. (a)	4,627,643
54,537	STAG Industrial, Inc.	1,170,364
27,528	Terreno Realty Corp.	475,409
		31,219,104

Retail Centers-21.1%
16,889	Brixmor Property Group, Inc.	349,265
168,191	CBL & Associates Properties, Inc.	2,857,565
23,475	DDR Corp.	367,853
10,200	Equity One, Inc.	231,132
12,100	Federal Realty Investment Trust (a)	1,318,900
76,000	General Growth Properties, Inc.	1,530,640
50,000	Kimco Realty Corp.	1,045,500
57,295	Simon Property Group, Inc. (a)	8,871,558
19,706	Taubman Centers, Inc. (a)	1,281,284
50,428	The Macerich Co. (a)	2,854,225
		20,707,922

Storage-5.0%
10,000	Extra Space Storage, Inc.	456,600
28,265	Public Storage (a)	4,454,281
		4,910,881
	Total Real Estate Investment Trusts (Cost $66,988,325)	101,018,513

Common Stocks-1.7%

Lodging-1.7%
22,000	Starwood Hotels & Resorts Worldwide, Inc. (a)	1,643,620
	Total Common Stocks (Cost $1,122,842)	1,643,620

Preferred Stocks-2.0%

Diversified-0.4%
15,090	Winthrop Realty Trust-Series D, 9.250%	400,941

Mortgage & Finance-0.5%
22,004	NorthStar Realty Finance Corp.-Series B, 8.250%	530,957

Retail Centers-1.1%
44,942	CBL & Associates Properties, Inc.-Series D, 7.375%	1,081,754
	Total Preferred Stocks (Cost $1,655,698)	2,013,652
Total Investments (Cost $69,766,865)-106.6%		104,675,785
Liabilities in Excess of Other Assets-(6.6)%		(6,500,980)
TOTAL NET ASSETS 100.0%		$98,174,805

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

REIT-Real Estate Investment Trust

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments
January 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-104.6%

Asia-26.8%

China-1.2%
150,000	China Overseas Land & Investment, Ltd.	$404,763
83,334	Franshion Properties China, Ltd.	26,727
897,931	Kaisa Group Holdings, Ltd. (a)	267,165
		698,655

Hong Kong-0.4%
6,967,005	CSI Properties, Ltd.	255,751

India-0.7%
620,000	Unitech Corporate Parks PLC (a)	412,783

Indonesia-0.7%
33,380,487	PT Bakrieland Development TBK (a)	136,693
3,500,000	PT Ciputra Development TBK	245,086
		381,779

Japan-12.4%
2,500	Daito Trust Construction Co., Ltd.	238,328
123,000	Hulic Co., Ltd.	1,580,689
534,573	Kenedix, Inc. (a)	2,181,824
40,000	Mitsubishi Estate Co., Ltd.	996,379
42	Nippon Prologis REIT, Inc.	425,467
9,900	NTT Urban Development Corp.	98,254
18,000	Sumitomo Realty & Development Co., Ltd.	809,005
100,000	TOC Co., Ltd.	736,028
		7,065,974

Malaysia-0.4%
285,714	SP Setia BHD	245,886

Philippines-4.4%
746,539	Ayala Land, Inc.	431,582
10,000,000	Megaworld Corp.	787,732
1,401,363	Robinsons Land Corp.	612,246
2,000,000	SM Prime Holdings, Inc.	684,907
		2,516,467

Singapore-1.4%
350,000	Global Logistic Properties, Ltd.	770,315

Thailand-4.7%
3,000,000	Ananda Development PCL (a)	147,228
680,000	Central Pattana PCL	772,493
1,100,000	LPN Development PCL-NVDR	486,519
500,000	Minor International PCL	315,056
1,400,000	Supalai PCL	678,583
569,550	TICON Industrial Connection PCL	267,435
		2,667,314

United Arab Emirates-0.5%
20,000	DAMAC Real Estate Development, Ltd.-GDR (a)(b)	275,000
	Total Asia (Cost $14,510,854)	15,289,924

Europe-23.6%

France-3.8%
46,000	Affine SA	949,835
30,000	Nexity SA	1,199,264
		2,149,099

Germany-5.8%
54,414	DIC Asset AG	489,719
40,000	GAGFAH SA (a)	575,085
121,000	Patrizia Immobilien AG (a)	1,261,316
79,090	TAG Immobilien AG	958,418
		3,284,538

Ireland-0.5%
200,000	Hibernia REIT PLC (a)	304,806

Italy-0.5%
400,000	Beni Stabili SpA	296,714

Norway-0.1%
38,166	BWG Homes ASA (a)	64,447

Poland-0.4%
40,000	Atrium European Real Estate, Ltd. (a)	224,747

Russia-1.7%
759,927	Raven Russia, Ltd. (a)	990,025

Turkey-0.4%
216,666	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	206,066

United Kingdom-10.4%
41,379	Countrywide PLC	388,411
30,000	Foxtons Group PLC (a)	172,954
30,000	Londonmetric Property PLC	67,959
778,923	LXB Retail Properties PLC (a)	1,619,795
905,853	Quintain Estates & Development PLC (a)	1,481,685
50,000	Savills PLC	513,718
341,253	Songbird Estates PLC (a)	1,037,823
100,014	Unite Group PLC	673,764
		5,956,109
	Total Europe (Cost $10,389,887)	13,476,551

North & South America-54.2%

Brazil-10.6%
98,241	BHG SA-Brazil Hospitality Group (a)	514,969
50,796	BR Malls Participacoes SA	319,942
15,000	Cyrela Commercial Properties SA Empreendimentos e Participacoes-ADR (b)	500,701
201,912	Direcional Engenharia SA	886,882
40,000	General Shopping Brasil SA (a)	117,518
136,284	Iguatemi Empresa de Shopping Centers SA	1,131,723
150,000	JHSF Participacoes SA	249,871
55,082	Multiplan Empreendimentos Imobiliarios SA	995,390
80,000	Sao Carlos Empreendimentos e Participacoes SA	1,160,261
26,031	Sonae Sierra Brasil SA	168,272
		6,045,529

Mexico-3.9%
300,000	Concentradora Fibra Hotelera Mexicana SA de CV	486,541
273,469	Corp. Inmobiliaria Vesta SAB de CV	500,971
399,212	Hoteles City Express SAB de CV (a)	653,712
300,000	TF Administradora Industrial S de RL de CV	554,958
		2,196,182

United States-39.7%
1,000	Altisource Asset Management Corp. (a)	1,008,000
10,000	Altisource Portfolio Solutions SA (a)	1,307,400
65,667	Altisource Residential Corp. (c)	1,970,010
25,000	American Capital Mortgage Investment Corp. (c)	488,750
70,000	American Homes 4 Rent-Class A	1,167,600
5,000	AvalonBay Communities, Inc. (c)	617,500
40,146	Brookfield Residential Properties, Inc. (a)	908,102
70,000	Colony Financial, Inc.	1,554,000
62,581	Cousins Properties, Inc. (c)	672,746
40,000	DR Horton, Inc. (c)	939,200
10,000	Equity Lifestyle Properties, Inc.	393,100
15,000	Lennar Corp.-Class A (c)	602,400
24,166	Meritage Homes Corp. (a)	1,173,743
180,000	New Residential Investment Corp. (c)	1,143,000
90,000	Newcastle Investment Corp. (c)	489,600
40,771	Ocwen Financial Corp. (a)(c)	1,799,632
30,000	Ryland Group, Inc. (c)	1,339,200
1,923	Simon Property Group, Inc. (c)	297,757
75,045	Starwood Property Trust, Inc. (c)	2,266,359
5,000	The Howard Hughes Corp. (a)	623,850
117,912	Two Harbors Investment Corp. (c)	1,159,075
40,000	WCI Communities, Inc. (a)	748,800
		22,669,824
	Total North & South America (Cost $27,034,601)	30,911,535
	Total Common Stocks (Cost $51,935,342)	59,678,010

Equity-Linked Structured Notes-1.1%

Asia-1.1%

India-1.1%
362,280	Puravankara Projects, Ltd.-Macquarie Bank, Ltd.	391,451
50,000	Sobha Developers, Ltd.-Macquarie Bank, Ltd.	213,071
	Total Asia (Cost $882,376)	604,522
	Total Equity-Linked Structured Notes (Cost $882,376)	604,522
Total Investments (Cost $52,817,718)-105.7%		60,282,532
Liabilities in Excess of Other Assets-(5.7)%		(3,246,690)
TOTAL NET ASSETS 100.0%		$57,035,842

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.4% of the Fund’s net assets.

(c) All or a portion of the security has been designated as collateral for the line of credit.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS-Anonim Sirketi is the Turkish term for joint stock company.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

BHD-Malaysian equivalent to incorporated.

GDR-Global Depositary Receipt

NVDR-Non-Voting Depositary Receipts

PCL-Public Company Limited

PLC-Public Limited Company

REIT-Real Estate Investment Trust

S de RL de CV-Socieded de Responsabilidad Limitada de Capital Variable is the Spanish equivalent to Limited Liability Company.

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments
January 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-92.4%

Asia-70.1%

China-31.1%
30,000	China Overseas Grand Oceans Group, Ltd.	$24,305
180,000	China Overseas Land & Investment, Ltd.	485,716
158,500	China Resources Land, Ltd.	373,191
123,857	China State Construction International Holdings, Ltd.	225,577
150,000	China Vanke Co., Ltd.-Class B	246,529
150,000	Country Garden Holdings Co., Ltd.	82,305
300,000	Franshion Properties China, Ltd.	96,216
340,000	Kaisa Group Holdings, Ltd. (a)	101,162
100,000	KWG Property Holding, Ltd.	52,165
60,000	Shimao Property Holdings, Ltd.	130,915
80,000	Sunac China Holdings, Ltd.	48,121
		1,866,202

Hong Kong-2.6%
9,000	Cheung Kong Holdings, Ltd.	133,543
593,401	CSI Properties, Ltd.	21,783
		155,326

Indonesia-4.5%
121,500	PT Alam Sutera Realty TBK	5,075
302,159	PT Bumi Serpong Damai TBK	35,635
970,500	PT Ciputra Development TBK	67,959
2,500,000	PT Pakuwon Jati TBK	62,858
800,000	PT Summarecon Agung TBK	62,572
600,000	PT Surya Semesta Internusa TBK	32,924
		267,023

Japan-1.3%
19,396	Kenedix, Inc. (a)	79,163

Malaysia-1.9%
60,000	Glomac BHD	19,722
100,000	IJM Land BHD	74,107
35,000	UEM Sunrise BHD	21,650
		115,479

Philippines-11.3%
368,307	Ayala Land, Inc.	212,922
1,600,000	Megaworld Corp.	126,037
290,000	Robinsons Land Corp.	126,699
325,000	SM Prime Holdings, Inc.	111,297
900,000	Vista Land & Lifescapes, Inc.	103,266
		680,221

Singapore-2.9%
80,000	Global Logistic Properties, Ltd.	176,072

Thailand-5.4%
700,000	Ananda Development PCL (a)	34,353
100,000	Central Pattana PCL	113,602
500,000	Hemaraj Land and Development PCL	41,503
60,000	LPN Development PCL-NVDR	26,537
100,000	Supalai PCL	48,470
130,125	TICON Industrial Connection PCL	61,101
		325,566

United Arab Emirates-9.1%
4,000	DAMAC Real Estate Development, Ltd.-GDR (a)(b)	55,000
225,000	Emaar Properties PJSC	490,063
		545,063
	Total Asia (Cost $4,499,695)	4,210,115

Europe-3.1%

France-1.0%
1,100	Orpea	60,322

Russia-1.1%
47,692	Raven Russia, Ltd. (a)	62,133

Turkey-1.0%
63,809	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	60,687
	Total Europe (Cost $180,570)	183,142

Middle East/Africa-1.8%

Egypt-1.8%
12,000	Medinet Nasr Housing (a)	40,680
80,000	Palm Hills Developments SAE (a)	35,509
30,000	Talaat Moustafa Group (a)	30,811
	Total Middle East/Africa (Cost $94,799)	107,000

North & South America-17.4%

Argentina-0.4%
3,100	TGLT SA-ADR (c)	21,773

Brazil-7.4%
5,962	BHG SA-Brazil Hospitality Group (a)	31,252
15,549	BR Malls Participacoes SA	97,936
8,056	BR Properties SA	56,483
7,624	Direcional Engenharia SA	33,488
15,000	Even Construtora e Incorporadora SA	44,504
2,000	Ez Tec Empreendimentos e Participacoes SA	22,368
24,538	General Shopping Brasil SA (a)	72,092
4,842	Multiplan Empreendimentos Imobiliarios SA	87,500
		445,623

Mexico-9.5%
80,000	Concentradora Fibra Hotelera Mexicana SA de CV	129,744
90,244	Corp. Inmobiliaria Vesta SAB de CV	165,319
25,000	Fibra Shop Portafolios Inmobiliarios SAPI de CV	28,414
50,000	Hoteles City Express SAB de CV (a)	81,875
90,000	TF Administradora Industrial S de RL de CV	166,487
		571,839

United States-0.1%
250	Altisource Residential Corp.	7,500
	Total North & South America (Cost $1,312,410)	1,046,735
	Total Common Stocks (Cost $6,087,474)	5,546,992

Preferred Stocks-1.7%

Europe-1.7%

Russia-1.7%
40,000	Raven Russia, Ltd., 12.000%	105,703
	Total Europe (Cost $86,213)	105,703
	Total Preferred Stocks (Cost $86,213)	105,703

Equity-Linked Structured Notes-5.5%

Asia-5.5%

China-1.0%
50,000	China Vanke Co., Ltd.-Class A-Citigroup Global Markets, Inc.	60,891

India-3.7%
19,310	Phoenix Mills, Ltd.-Macquarie Bank, Ltd.	62,563
23,500	Prestige Estates Projects, Ltd.-Macqarie Bank, Ltd.	52,510
58,070	Puravankara Projects, Ltd.-Macquarie Bank, Ltd.	62,746
11,000	Sobha Developers, Ltd.-Macquarie Bank, Ltd.	46,876
		224,695

Vietnam-0.8%
43,125	HAGL JSC-GDR-Macquarie Bank, Ltd. (c)	44,856
	Total Asia (Cost $459,795)	330,442
	Total Equity-Linked Structured Notes (Cost $459,795)	330,442

Convertible Bonds-0.0% (d)

North & South America-0.0% (d)

Brazil-0.0% (d)
$80,000	PDG Realty SA Empreendimentos e Participacoes-Series 8, 0.000%, 9/19/16 (Brazilian Real) (e)	663
	Total Convertible Bonds (Cost $28,699)	663
Total Investments (Cost $6,662,181)-99.6%		5,983,800
Other Assets in Excess of Liabilities-0.4%		21,909
TOTAL NET ASSETS 100.0%		$6,005,709

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.9% of the Fund’s net assets.

(c) Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of January 31, 2014, these securities amounted to a total value of $66,629 which comprised 1.1% of the Fund’s net assets.

(d) Less than 0.05% of Net Assets.

(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of the report date.

(f) All of a portion of the security has been designated to serve as collateral on the line of credit.

ADR-American Depositary Receipt

AS-Anonim Sirketi is the Turkish term for joint stock company.

BHD-Malaysian equivalent to incorporated.

GDR-Global Depositary Receipt

JSC-Joint Stock Company

NVDR-Non-Voting Depositary Receipts

PCL-Public Company Limited

PJSC-Public Joint Stock Company

S de RL de CV-Socieded de Responsabilidad Limitada de Capital Variable is the Spanish equivalent to Limited Liability Company.

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments
January 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-90.6%

Asia-16.8%

China-10.9%
1,600,000	Anhui Expressway Co.-Class H	$820,217
2,770,000	Beijing Enterprises Water Group, Ltd.	1,562,714
830,000	China Everbright International, Ltd.	1,092,583
130,000	China Mobile, Ltd.	1,240,758
2,040,000	China Railway Construction Corp., Ltd.-Class H	1,713,182
932,972	China State Construction International Holdings, Ltd.	1,699,197
1,525,000	COSCO Pacific, Ltd.	1,956,387
236,000	ENN Energy Holdings, Ltd.	1,528,993
4,024,000	Guangshen Railway Co., Ltd.-Class H	1,746,681
1,975,500	Qinhuangdao Port Co., Ltd.-Class H (a)	1,170,471
6,341,000	Tianjin Port Development Holdings, Ltd.	914,748
1,500,000	Yuexiu Transport Infrastructure, Ltd.	741,905
1,790,000	Zhejiang Expressway Co., Ltd.-Class H	1,618,512
		17,806,348

Indonesia-2.6%
63,500,000	PT Bakrieland Development TBK (a)(b)	260,033
5,175,000	PT Jasa Marga TBK	2,193,335
3,380,000	PT Tower Bersama Infrastructure TBK	1,716,298
		4,169,666

Japan-2.0%
21,500	East Japan Railway Co.	1,606,029
33,500	Japan Airlines Co., Ltd.	1,691,886
		3,297,915

Philippines-0.7%
550,000	International Container Terminal Services, Inc.	1,194,175

Thailand-0.6%
4,100,000	BTS Rail Mass Transit Growth Infrastructure Fund	1,049,531
	Total Asia (Cost $25,843,536)	27,517,635

Europe-23.3%

Austria-0.5%
15,500	Kapsch TrafficCom AG	857,098

France-7.1%
15,500	Aeroports de Paris	1,749,735
80,000	Eutelsat Communications SA	2,429,278
102,000	Suez Environnement Co.	1,827,582
136,000	Veolia Environnement SA	2,138,714
53,500	Vinci SA	3,504,228
		11,649,537

Germany-3.5%
23,500	Fraport AG Frankfurt Airport Services Worldwide	1,739,074
80,000	Hamburger Hafen und Logistik AG	2,001,470
27,000	HeidelbergCement AG	2,011,922
		5,752,466

Italy-2.2%
83,000	Atlantia SpA	1,891,821
310,000	Snam SpA	1,701,654
		3,593,475

Netherlands-2.5%
39,000	Koninklijke Vopak NV	2,144,999
46,000	Ziggo NV	1,999,865
		4,144,864

Spain-2.9%
620,000	Abengoa SA-B Shares	2,048,675
119,500	Abertis Infraestructuras SA	2,671,386
		4,720,061

Turkey-0.5%
113,500	TAV Havalimanlari Holding AS	851,024

United Kingdom-4.1%
157,500	Ferrovial SA	3,028,050
26,000	National Grid PLC-ADR	1,684,280
53,000	Vodafone Group PLC-ADR	1,964,180
		6,676,510
	Total Europe (Cost $31,717,812)	38,245,035

North & South America-50.5%

Brazil-8.3%
645,000	All America Latina Logistica SA	1,766,684
312,000	CCR SA	2,009,108
262,000	Cia de Saneamento Basico do Estado de Sao Paulo-ADR	2,392,060
405,000	EcoRodovias Infraestrutura e Logistica SA	2,064,229
225,000	EDP - Energias do Brasil SA	899,720
94,999	Equatorial Energia SA	875,884
137,500	Mills Estruturas e Servicos de Engenharia SA	1,594,789
260,000	Tegma Gestao Logistica SA	1,998,550
		13,601,024

Canada-3.3%
19,000	Canadian Pacific Railway, Ltd.	2,878,120
62,500	Enbridge, Inc.	2,624,018
		5,502,138

Chile-1.1%
135,000	Enersis SA-ADR	1,791,450

Colombia-1.2%
19,500	Millicom International Cellular SA-SDR	1,898,983

Mexico-3.5%
330,000	Empresas ICA SAB de CV-ADR (a)	2,541,000
5,000	Grupo Aeroportuario del Sureste SAB de C.V.-ADR	563,100
407,500	Infraestructura Energetica Nova SAB de CV	1,752,610
355,000	OHL Mexico SAB de CV (a)	870,379
		5,727,089

United States-33.1%
112,800	AES Corp.	1,585,968
40,000	American Tower Corp.	3,235,200
52,000	American Water Works Co., Inc.	2,213,640

62,000	AT&T, Inc.	2,065,840
36,000	Atmos Energy Corp.	1,728,360
70,500	Calpine Corp. (a)	1,338,090
88,000	Cisco Systems, Inc.	1,928,080
80,000	CMS Energy Corp.	2,223,200
43,000	Comcast Corp.-Class A	2,341,350
75,000	Corrections Corp. of America	2,517,750
26,000	Crown Castle International Corp. (a)	1,844,960
44,000	DISH Network Corp.-Class A (a)	2,480,720
9,000	Genesee & Wyoming, Inc.-Class A (a)	813,060
19,000	ITC Holdings Corp.	1,966,500
43,000	Itron, Inc. (a)	1,736,340
84,000	MasTec, Inc. (a)	3,018,960
50,500	Northeast Utilities	2,211,900
49,000	NRG Energy, Inc.	1,364,650
27,500	Portland General Electric Co.	829,950
108,000	Progressive Waste Solutions, Ltd.	2,478,600
31,500	SemGroup Corp.-Class A	1,945,440
71,500	The Geo Group, Inc.	2,393,820
63,000	The Williams Cos., Inc.	2,550,870
185,000	TravelCenters of America LLC (a)	1,591,000
29,500	UGI Corp.	1,280,005
15,500	Union Pacific Corp.	2,700,720
45,000	World Fuel Services Corp.	1,922,400
		54,307,373
	Total North & South America (Cost $78,284,419)	82,828,057
	Total Common Stocks (Cost $135,845,767)	148,590,727

Equity-Linked Structured Notes-1.9%

Asia-1.9%

India-1.9%
710,000	Adani Ports and Special Economic Zone -Macquarie Bank, Ltd.	1,654,457
926,800	Power Grid Corp. of India, Ltd.-Macquarie Bank, Ltd.	1,412,646
	Total Asia (Cost $3,418,877)	3,067,103
	Total Equity-Linked Structured Notes (Cost $3,418,877)	3,067,103

Principal Amount

Short-Term Investments-7.4%
$12,142,000	State Street Eurodollar Time Deposit, 0.01%	12,142,000
	Total Short-Term Investments (Cost $12,142,000)	12,142,000
Total Investments (Cost $151,406,644)-99.9%		163,799,830
Other Assets in Excess of Liabilities-0.1%		213,615
TOTAL NET ASSETS 100.0%		$164,013,445

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Illiquid security.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS-Anonim Sirketi is the Turkish term for joint stock company.
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.
SDR-Swedish Depositary Receipt
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Global Consumer Growth Fund

Schedule of Portfolio Investments
January 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-92.5%

Asia-18.8%

China-8.6%
450	Baidu, Inc.-ADR (a)	$70,425
20,000	Dongfeng Motor Group Co., Ltd.-Class H	29,522
48,000	Springland International Holdings, Ltd.	22,257
1,300	Tencent Holdings, Ltd.	90,922
22,000	Want Want China Holdings, Ltd.	29,583
		242,709

Hong Kong-3.0%
66,000	Future Bright Holdings, Ltd.	37,405
300,000	REXLot Holdings, Ltd.	47,528
		84,933

Indonesia-2.3%
180,000	PT Erajaya Swasembada TBK	17,690
27,500	PT Indofood CBP Sukses Makmur TBK	24,775
50,000	PT Mitra Adiperkasa TBK	22,318
		64,783

Japan-2.6%
4,000	Nissan Motor Co., Ltd.	34,648
1,000	Seven & I Holdings Co., Ltd.	40,149
		74,797

Philippines-1.0%
80,000	SM Prime Holdings, Inc.	27,396

South Korea-1.3%
725	Kia Motors Corp.	36,577
	Total Asia (Cost $430,129)	531,195

Europe-22.8%

Belgium-2.7%
800	Anheuser-Busch InBev NV-ADR	76,712

France-3.5%
250	Kering	49,919
1,500	SES SA	48,179
		98,098

Germany-3.2%
450	Adidas AG	50,307
360	Bayerische Motoren Werke AG	39,241
		89,548

Italy-1.1%
850	Yoox SpA (a)	32,202

Netherlands-1.3%
1,000	Unilever NV	37,366

Russia-1.8%
1,525	X5 Retail Group NV-GDR (a)(b)	25,772
700	Yandex NV-Class A (a)	25,725
		51,497

Spain-0.8%
150	Inditex SA	22,395

Sweden-0.7%
2,500	Fingerprint Cards AB-Class B (a)	21,083

Switzerland-5.3%
300	Dufry Group (a)	47,086
900	Nestle SA	65,317
60	The Swatch Group AG	35,769
		148,172

United Kingdom-2.4%
22,000	Debenhams PLC	26,781
500	Liberty Global PLC-Class A (a)	39,965
		66,746
	Total Europe (Cost $498,610)	643,819

North & South America-50.9%

Argentina-1.0%
300	MercadoLibre, Inc.	28,947

Brazil-5.3%
6,500	Anhanguera Educacional Participacoes SA	34,207
3,200	BR Malls Participacoes SA	20,155
575	Cia Brasileira de Distribuicao Grupo Pao de Acucar	22,005
3,600	Hypermarcas SA	22,750
3,400	International Meal Co. Holdings SA (a)	24,726
2,500	Multiplus SA	26,831
		150,674

Mexico-2.0%
9,000	Grupo Comercial Chedraui SA de CV	26,554
1,000	Grupo Televisa SA-ADR	29,060
		55,614

United States-42.6%
850	Abercrombie & Fitch Co.-Class A	30,073
175	Amazon.com, Inc. (a)	62,771
150	Apple, Inc.	75,090
750	Carnival Corp.	29,393
1,001	CBS Corp.-Class B	58,779
450	Coach, Inc.	21,551
600	Colgate-Palmolive Co.	36,738
1,750	Comcast Corp.-Class A	95,287
900	Dick’s Sporting Goods, Inc.	47,250
2,000	Francesca’s Holdings Corp. (a)	38,000
1,000	GameStop Corp.-Class A	35,070
75	Google, Inc.-Class A (a)	88,573
1,000	Guess?, Inc.	28,050
425	Lumber Liquidators Holdings, Inc. (a)	37,821
500	McDonald’s Corp.	47,085
870	Michael Kors Holdings, Ltd. (a)	69,539
600	NIKE, Inc.-Class B	43,710
675	PepsiCo, Inc.	54,243
1,750	Pier 1 Imports, Inc.	33,442
450	The Procter & Gamble Co.	34,479

375	Ulta Salon Cosmetics & Fragrance, Inc. (a)	32,141
1,320	VF Corp.	77,154
350	Visa, Inc.-Class A	75,400
725	Yum! Brands, Inc.	48,684
		1,200,323
	Total North & South America (Cost $1,119,110)	1,435,558
	Total Common Stocks (Cost $2,047,849)	2,610,572

Principal Amount

Short-Term Investments-7.4%

$208,000	State Street Eurodollar Time Deposit, 0.01%	208,000
	Total Short-Term Investments (Cost $208,000)	208,000
Total Investments (Cost $2,255,849)-99.9%		2,818,572
Other Assets in Excess of Liabilities-0.1%		2,462
TOTAL NET ASSETS 100.0%		$2,821,034

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.9% of the Fund’s net assets.
AB-Aktiebolag is the Swedish equivalent of a corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
GDR-Global Depositary Receipt
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Equity Trust

Notes to Schedule of Portfolio Investments

January 31, 2014 (Unaudited)

1.	Organization:

Alpine Equity Trust (the “Equity Trust”) was organized in 1988 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine International Real Estate Equity Fund, Alpine Realty Income & Growth Fund, Alpine Cyclical Advantage Property Fund, Alpine Emerging Markets Real Estate Fund, Alpine Global Infrastructure Fund, and Alpine Global Consumer Growth Fund are six separate funds of the Equity Trust (individually referred to as a “Fund” and collectively, (“the Funds”). The Alpine International Real Estate Equity Fund, Alpine Cyclical Advantage Property Fund, Alpine Emerging Markets Real Estate Fund, Alpine Global Infrastructure Fund and Alpine Global Consumer Growth Fund are diversified funds. The Alpine Realty Income & Growth Fund is a non-diversified fund. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

2.	Significant Accounting Polices:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities: The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board of Trustees (“Board”). In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAV is not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at fair value following procedures approved by the Board.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ pricing time but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices.

Fair Value Measurement: The Funds’ have adopted Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1	- Quoted prices in active markets for identical investments.

Level 2	- Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3	- Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of January 31, 2014:

Valuation Inputs
Alpine International Real Estate Equity Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$47,521,221	$8,374,604	$12,327,529	$68,223,354
Europe	70,546,723	—	748,596	71,295,319
North & South America	32,544,636	—	—	32,544,636
Equity-Linked Structured Notes	—	2,694,481	—	2,694,481
Investment Companies	888,256	—	—	888,256
Short-Term Investments	—	2,813,000	—	2,813,000
Total	$151,500,836	$13,882,085	$13,076,125	$178,459,046

Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Liabilities
Forward Currency Contracts	$—	$(104,964)	$—	$(104,964)
Total	$—	$(104,964)	$—	$(104,964)

Valuation Inputs
Alpine Realty Income & Growth Fund *	Level 1	Level 2	Level 3	Total Value
Real Estate Investment Trusts	$101,018,513	$—	$—	$101,018,513
Common Stocks	1,643,620	—	—	1,643,620
Preferred Stocks	2,013,652	—	—	2,013,652
Total	$104,675,785	$—	$—	$104,675,785

Valuation Inputs
Alpine Cyclical Advantage Property Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$12,347,610	$2,942,314	$—	$15,289,924
Europe	13,476,551	—	—	13,476,551
North & South America	30,410,834	500,701	—	30,911,535
Equity-Linked Structured Notes	—	604,522	—	604,522
Total	$56,234,995	$4,047,537	$—	$60,282,532

Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Liabilities
Forward Currency Contracts	$—	$(46,906)	$—	$(46,906)
Total	$—	$(46,906)	$—	$(46,906)

Valuation Inputs
Alpine Emerging Markets Real Estate Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$3,829,549	$380,566	$—	$4,210,115
Europe	183,142	—	—	183,142
Middle East/Africa	107,000	—	—	107,000
North & South America	1,024,962	21,773	—	1,046,735
Preferred Stocks	105,703	—	—	105,703
Equity-Linked Structured Notes	—	330,442	—	330,442
Convertible Bonds	—	663	—	663
Total	$5,250,356	$733,444	$—	$5,983,800

Valuation Inputs
Alpine Global Infrastructure Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$26,468,104	$1,049,531	$—	$27,517,635
Europe	38,245,035	—	—	38,245,035
North & South America	82,828,057	—	—	82,828,057
Equity-Linked Structured Notes	—	3,067,103	—	3,067,103
Short-Term Investments	—	12,142,000	—	12,142,000
Total	$147,541,196	$16,258,634	$—	$163,799,830

Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Liabilities
Forward Currency Contracts	$—	$(199,506)	$—	$(199,506)
Total	$—	$(199,506)	$—	$(199,506)

	Valuation Inputs
Alpine Global Consumer Growth Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$531,195	$—	$—	$531,195
Europe	618,047	25,772	—	643,819
North & South America	1,435,558	—	—	1,435,558
Short-Term Investments	—	208,000	—	208,000
Total	$2,584,800	$233,772	$—	$2,818,572

* For detailed country and sector descriptions, see accompanying Schedule of Portfolio Investments.

For the year ended January 31, 2014, there were no transfers between Level 1, Level 2 and Level 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

International
Real Estate
Equity Fund
Balance as of October 31, 2013	$12,710,485
Realized gain (loss)	—
Change in unrealized depreciation	365,640
Purchases	—
Sales	—
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of January 31, 2014	$13,076,125

Change in net unrealized appreciation on Level 3 holdings held at period end	$365,640

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments, as of January 31, 2014:

International Real Estate Equity Fund

Asset	Fair Value at 01/31/14	Significant Valuation Technique(s)	Significant Unobservable Input(s)	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:

Common	$11,967,582*	Average of	Liquidity	3% - 15%	9.7%	Fair Value
Stocks		terminal	Discount			would
		value and				Decrease
		price to book
		value

			Adjusted			Fair Value
			Weighted			would
			Average Cost	14% - 16%	15.0%	Decrease
			of Capital

			Company			Fair Value
			Risk	4% - 16%	9.3%	would
						Decrease

			Currecny			Fair Value
			Risk	3% - 4%	3.7%	would
						Decrease

			Terminal			Fair Value
			Value	27% - 39%	32.0%	would
			Discount			Decrease

Common	$359,947*	Adjusted	Liquidity			Fair Value
Stocks		Book Value	Discount	89.60%	89.60%	would
						Decrease

Common	$748,596*	Adjusted	Discount to	50%	50%	Fair Value
Stocks		Book Value	NAV			Would
						Decrease

* Represents a single security, as of January 31, 2014. As a result, the range of values and weighted average for each unobservable input refer to a single value.

The significant unobservable inputs used in the fair value measurement of common stocks are liquidity discounts, adjusted weighted average cost of capital, company risk, currency risk, terminal value discount and discount to NAV. Other market indicators are also considered. Changes in any of those inputs would result in lower or higher fair value measurement.

B. Federal and Other Income Taxes: It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

International Real Estate Equity Fund
Cost of investments	$222,142,074
Gross unrealized appreciation	40,718,367
Gross unrealized depreciation	(84,401,395)
Net unrealized depreciation	(43,683,028)

Realty Income & Growth Fund
Cost of investments	$69,766,865
Gross unrealized appreciation	36,022,998
Gross unrealized depreciation	(1,114,078)
Net unrealized appreciation	34,908,920

Cyclical Advantage Property Fund
Cost of investments	$52,817,718
Gross unrealized appreciation	12,390,330
Gross unrealized depreciation	(4,925,516)
Net unrealized appreciation	7,464,814

Emerging Markets Real Estate Fund
Cost of investments	$6,662,181
Gross unrealized appreciation	279,527
Gross unrealized depreciation	(957,908)
Net unrealized depreciation	(678,381)

Global Infrastructure Fund
Cost of investments	$151,406,644
Gross unrealized appreciation	19,880,888
Gross unrealized depreciation	(7,487,702)
Net unrealized appreciation	12,393,186

Global Consumer Growth Fund
Cost of investments	$2,255,849
Gross unrealized appreciation	755,654
Gross unrealized depreciation	(192,931)
Net unrealized appreciation	562,723

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders: Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

D. Foreign Currency Translation Transactions: The International Real Estate Equity Fund, Cyclical Advantage Property Fund, Emerging Markets Real Estate Fund, Global Infrastructure Fund, and Global Consumer Growth Fund may invest without limitation in foreign securities. The Realty Income & Growth Fund may invest up to 35% of its net assets in foreign securities. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statements of Operations:

i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risk Associated with Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes: The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities. International Real Estate Equity Fund, Cyclical Advantage Property Fund, Emerging Markets Real Estate Fund and Global Infrastructure Fund held 2, 2, 6 and 2 equity-linked structured notes, respectively, at January 31, 2014.

G. Forward Currency Contracts: The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objective. The Funds may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

The following forward currency contracts were held at January 31, 2014:

International Real Estate Equity Fund

	Settlement			Settlement	Current	Unrealized
Description	Date	Currency		Value	Value	Loss
Contracts Sold:

Japanese Yen	07/30/14	1,600,000,000	JPY	$15,572,155	$15,677,119	$(104,964)
					$15,677,119	$(104,964)

Cyclical Advantage Property Fund

	Settlement			Settlement	Current	Unrealized
Description	Date	Currency		Value	Value	Loss
Contracts Sold:

Japanese Yen	07/30/14	715,000,000	JPY	$6,958,807	$7,005,713	$(46,906)
					$7,005,713	$(46,906)

Global Infrastructure Fund

	Settlement			Settlement	Current	Unrealized
Description	Date	Currency		Value	Value	Gain/(Loss)
Contracts Sold:

Euro	02/07/14	10,500,000	EUR	$13,961,850	$14,161,356	$(199,506)
					$14,161,356	$(199,506)

3. Transactions with Affiliates: The following issuers are affiliated with the International Real Estate Equity Fund; that is, the Fund held 5% or more of the outstanding voting securities during the period ended January 31, 2014. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

	Shares at			Shares at	Value at	Realized	Dividend
Issuer Name	October 31, 2013	Purchases	Sales	January 31, 2014	January 31, 2014	Loss	Income
Yatra Capital, Ltd.	1,325,831	—	228,007	1,097,824	$4,316,050	$(1,907,651)	$—

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Equity Trust

By (Signature and Title) /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 28, 2014

By (Signature and Title)* /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date   March 28, 2014

* Print the name and title of each signing officer under his or her signature.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.